Interests in associates and joint ventures (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2018
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		$ 1,045		$ 947
Additions		3		3
Disposals	[1]	(431)		0
Reclassifications	[2]	(21)		0
Share of comprehensive income		529		100
of which: share of net profit		529	[3],[4]	76	[3]	$ 109
of which: share of other comprehensive income	[5]	1		24
Dividends received		(42)		(53)
Foreign currency translation		16		55
Impairment				(7)
Carrying amount at the end of the year		1,099		1,045		947
of which: associates		1,066		1,014			$ 1,045
of which: joint ventures		33		30
Share of profit (loss) of associates		511		61
Share of profit (loss) of associates related to valuation gains		460
Share of profit (loss) of joint ventures		18		15
Share of other comprehensive income of joint ventures		$ 1		24
Share of other comprehensive income of associates				(1)
UBS Securities China
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[1]			$ 412
UBS's equity interest		51.00%		24.99%
SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[6]	$ 952		$ 476
UBS's equity interest		17.31%
Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		$ 114		127
UBS AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		1,045		947
Additions		3		3
Disposals	[1]	(431)		0
Reclassifications	[2]	(21)		0
Share of comprehensive income		529		100
of which: share of net profit		529	[3],[4]	76	[3]	109
of which: share of other comprehensive income	[5]	1		24
Dividends received		(42)		(53)
Foreign currency translation		16		55
Impairment		0		(7)
Carrying amount at the end of the year		1,099		1,045		947
of which: associates		1,066		1,014			$ 1,045
of which: joint ventures		33		30		$ 30
Share of profit (loss) of associates		511		61
Share of profit (loss) of associates related to valuation gains		460
Share of profit (loss) of joint ventures		18		15
Share of other comprehensive income of joint ventures		1		24
Share of other comprehensive income of associates				(1)
UBS AG | UBS Securities China
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[1]	$ 0		$ 412
UBS's equity interest		51.00%		24.99%
UBS AG | SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[6]	$ 952		$ 476
UBS's equity interest		17.31%
UBS AG | Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		$ 114		$ 127

[1]
In December 2018, UBS increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS derecognized its former investment in associate. Refer to Note 32 for more information

[2]	Reflects reclassifications to Properties and other non-current assets held for sale.
[3]
For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures. For 2017, consists of USD 61 million from associates and USD 15 million from joint ventures.

[4]	Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline. Refer to Note 31b for more information.
[5]	For 2018, the total of USD 1 million is from associates. For 2017, consists of USD 24 million from associates and negative USD 1 million from joint ventures.
[6]	In 2018, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.